Equity - Additional Information (Detail) - USD ($)	1 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2016	Nov. 30, 2014	Sep. 30, 2015	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of equity [line items]
Dividend payable annual percentage	40.00%
Dividends payable per share				$ 0.65	$ 0.87
Treasury stock [member]
Disclosure of equity [line items]
Share repurchase program authorized amount		$ 250,000,000
Number of shares repurchase program			2,310,492
Share repurchase program period value			$ 136,400,000
Accelerated share repurchase [member]
Disclosure of equity [line items]
Share repurchase program period value				$ 113,600,000
Class A common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised				80,000,000
Common stock, shares issued				33,835,747	33,816,276
Common stock, shares outstanding				31,337,856	31,257,686	31,185,641	31,112,356
Class B common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised				80,000,000
Common stock, shares issued				10,938,125	10,938,125
Common stock, shares outstanding				10,938,125	10,938,125	10,938,125	10,938,125
Class C common stock [member]
Disclosure of equity [line items]
Common stock, shares authorised				80,000,000
Common stock, shares outstanding				0	0